Earnings Per Share	6 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings Per Share
14.	Earnings Per Share

Basic and diluted earnings per share is calculated as follows:

	For the six months ended December 31,
	2024	2023
	(unaudited)	(unaudited)
Numerator:
Net income	$1,066,894	$6,243,606
Denominator:
Weighted average number of ordinary shares outstanding*
Basic	35,990,935	30,280,768
Diluted	35,990,935	30,280,768

Earnings per ordinary share
Basic	$0.03	$0.21
Diluted	$0.03	$0.21

*	Share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.